Bank overdrafts, bonds and bank loans - Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank overdrafts	£ 342.3	£ 8,562.0		£ 8,572.4
Corporate bonds and bank loans	224.9	57.2
Current borrowings	£ 567.2	£ 8,619.2	[1]	£ 8,798.0	[1]

[1]	Figures have been restated as described in the accounting policies.